Operating Leases - Schedule of Future Minimum Lease Payments (Details)	Jun. 30, 2018 USD ($)
Leases [Abstract]
2018 (six months)	$ 396,252
2019	795,707
2020	760,101
2021	638,582
2022	641,947
Thereafter	1,651,213
Total	$ 4,883,802